(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted (Loss) Earnings Per Share
In 2013, 2012 and 2011, basic and diluted (loss) earnings per share (EPS) were calculated as follows:

	2013		2012		2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
In millions, except per share amounts
EPS Numerator:
Net loss attributable to common stockholders	$(586.7)	$(586.7)	$(150.6)	$(150.6)	$(1,536.0)	$(1,536.0)
Adjustment of redeemable noncontrolling interest	(6.8)	(6.8)	(1.6)	(1.6)	—	—
Adjusted net losse to common stockholders	$(593.5)	$(593.5)	$(152.2)	$(152.2)	$(1,536.0)	$(1,536.0)

EPS Denominator:
Weighted-average shares outstanding	$241.7	$241.7	$230.9	$230.9	$229.9	$229.9
Stock options and restricted stock units	—	—	—	—	—	—
Common stock related to acquisitions	—	—	—	—	—	—
Total shares	241.7	241.7	230.9	230.9	229.9	229.9
Loss per share	$(2.46)	$(2.46)	$(0.66)	$(0.66)	$(6.68)	$(6.68)